HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.1%
	ADVERTISING & MARKETING - 0.1%
3,299	Trade Desk, Inc. (The), Class A(a)	$ 197,115

	AUTOMOTIVE - 2.1%
3,929	Lucid Group, Inc.(a)	54,888
3,477	Rivian Automotive, Inc.(a)	114,428
18,714	Tesla, Inc.(a)	4,963,889
		5,133,205
	BEVERAGES - 0.9%
1,143	Coca-Cola Europacific Partners plc	48,715
6,161	Keurig Dr Pepper, Inc.	220,687
2,696	Monster Beverage Corporation(a)	234,444
10,014	PepsiCo, Inc.	1,634,886
		2,138,732
	BIOTECH & PHARMA - 1.4%
3,945	Amgen, Inc.	889,203
1,061	Biogen, Inc.(a)	283,287
644	BioNTech S.E. - ADR	86,863
9,303	Gilead Sciences, Inc.	573,902
2,575	Moderna, Inc.(a)	304,494
782	Regeneron Pharmaceuticals, Inc.(a)	538,696
988	Seagen, Inc.(a)	135,188
1,891	Vertex Pharmaceuticals, Inc.(a)	547,520
		3,359,153
	CABLE & SATELLITE - 0.5%
792	Charter Communications, Inc., Class A(a)	240,253
35,753	Comcast Corporation, Class A	1,048,635
4,715	Sirius XM Holdings, Inc.	26,923
		1,315,811
	COMMERCIAL SUPPORT SERVICES - 0.1%
614	Cintas Corporation	238,349

	DIVERSIFIED INDUSTRIALS - 0.3%
4,800	Honeywell International, Inc.	801,456

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.1% (Continued)
	E-COMMERCE DISCRETIONARY - 3.4%
65,861	Amazon.com, Inc.(a)	$ 7,442,292
4,142	eBay, Inc.	152,467
356	MercadoLibre, Inc.(a)	294,690
3,615	Pinduoduo, Inc. - ADR(a)	226,226
		8,115,675
	ELECTRIC UTILITIES - 0.4%
3,662	American Electric Power Company, Inc.	316,580
2,081	Constellation Energy Corporation	173,118
6,958	Exelon Corp.	260,647
3,856	Xcel Energy, Inc.	246,784
		997,129
	ENTERTAINMENT CONTENT - 0.3%
5,256	Activision Blizzard, Inc.	390,731
2,003	Electronic Arts, Inc.	231,767
16,377	Warner Bros Discovery, Inc.(a)	188,336
		810,834
	FOOD - 0.3%
5,510	Kraft Heinz Company (The)	183,759
10,124	Mondelez International, Inc., Class A	555,098
		738,857
	INDUSTRIAL SUPPORT SERVICES - 0.1%
4,173	Fastenal Company	192,125

	INTERNET MEDIA & SERVICES - 5.0%
2,601	Airbnb, Inc., CLASS A(a)	273,209
44,208	Alphabet, Inc., Class A(a)	4,228,496
39,379	Alphabet, Inc., Class C(a)	3,786,291
292	Booking Holdings, Inc.(a)	479,817
2,178	Match Group, Inc.(a)	104,000
18,103	Meta Platforms, Inc., Class A(a)	2,456,215
3,260	Netflix, Inc.(a)	767,534
		12,095,562
	LEISURE FACILITIES & SERVICES - 0.4%
2,097	Marriott International, Inc., Class A	293,874

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.1% (Continued)
	LEISURE FACILITIES & SERVICES - 0.4% (Continued)
8,179	Starbucks Corporation	$ 689,162
		983,036
	MEDICAL EQUIPMENT & DEVICES - 0.5%
538	Align Technology, Inc.(a)	111,425
2,847	DexCom, Inc.(a)	229,297
603	IDEXX Laboratories, Inc.(a)	196,457
1,126	Illumina, Inc.(a)	214,830
2,601	Intuitive Surgical, Inc.(a)	487,532
		1,239,541
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
7,492	Baker Hughes Company	157,032

	RENEWABLE ENERGY - 0.1%
918	Enphase Energy, Inc.(a)	254,718

	RETAIL - CONSUMER STAPLES - 0.8%
3,190	Costco Wholesale Corporation	1,506,541
1,519	Dollar Tree, Inc.(a)	206,736
5,207	Walgreens Boots Alliance, Inc.	163,500
		1,876,777
	RETAIL - DISCRETIONARY - 0.3%
857	Lululemon Athletica, Inc.(a)	239,583
473	O'Reilly Automotive, Inc.(a)	332,685
2,549	Ross Stores, Inc.	214,804
		787,072
	SEMICONDUCTORS - 4.1%
11,816	Advanced Micro Devices, Inc.(a)	748,662
3,750	Analog Devices, Inc.	522,525
6,430	Applied Materials, Inc.	526,810
2,851	Broadcom, Inc.	1,265,873
435	GLOBALFOUNDRIES, Inc.(a)	21,032
30,378	Intel Corporation	782,841
1,082	KLA Corporation	327,446
1,021	Lam Research Corporation	373,686

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.1% (Continued)
	SEMICONDUCTORS - 4.1% (Continued)
6,178	Marvell Technology, Inc.	$ 265,098
4,010	Microchip Technology, Inc.	244,730
8,202	Micron Technology, Inc.	410,920
17,710	NVIDIA Corporation	2,149,816
1,921	NXP Semiconductors N.V.	283,367
8,756	QUALCOMM, Inc.	989,253
6,754	Texas Instruments, Inc.	1,045,384
		9,957,443
	SOFTWARE - 7.0%
3,377	Adobe, Inc.(a)	929,350
604	ANSYS, Inc.(a)	133,907
1,034	Atlassian Corp plc, Class A(a)	217,750
1,578	Autodesk, Inc.(a)	294,770
1,923	Cadence Design Systems, Inc.(a)	314,276
1,482	Crowdstrike Holdings, Inc., Class A(a)	244,248
1,868	Datadog, Inc.(a)	165,841
4,928	Fortinet, Inc.(a)	242,113
1,986	Intuit, Inc.	769,218
53,263	Microsoft Corporation	12,404,953
2,106	Palo Alto Networks, Inc.(a)	344,942
1,114	Synopsys, Inc.(a)	340,338
1,420	Workday, Inc., Class A(a)	216,152
1,592	Zoom Video Communications, Inc., Class A(a)	117,155
626	Zscaler, Inc.(a)	102,896
		16,837,909
	TECHNOLOGY HARDWARE - 7.3%
119,430	Apple, Inc.	16,505,227
27,257	Cisco Systems, Inc.	1,090,280
		17,595,507
	TECHNOLOGY SERVICES - 1.0%
3,014	Automatic Data Processing, Inc.	681,737
3,954	Cognizant Technology Solutions Corporation, Class A	227,118
2,929	CoStar Group, Inc.(a)	204,005
2,338	Paychex, Inc.	262,347

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.1% (Continued)
	TECHNOLOGY SERVICES - 1.0% (Continued)
8,523	PayPal Holdings, Inc.(a)	$ 733,574
1,149	Verisk Analytics, Inc.	195,939
		2,304,720
	TELECOMMUNICATIONS - 0.2%
4,642	T-Mobile US, Inc.(a)	622,817

	TRANSPORTATION & LOGISTICS - 0.2%
15,750	CSX Corporation	419,580
720	Old Dominion Freight Line, Inc.	179,114
		598,694
	TRANSPORTATION EQUIPMENT - 0.1%
2,281	PACCAR, Inc.	190,897

	WHOLESALE - DISCRETIONARY - 0.1%
1,568	Copart, Inc.(a)	166,835

	TOTAL COMMON STOCKS (Cost $103,496,927)	89,707,001

	TOTAL INVESTMENTS - 37.1% (Cost $103,496,927)	$ 89,707,001
	OTHER ASSETS IN EXCESS OF LIABILITIES- 62.9%	152,098,526
	NET ASSETS - 100.0%	$ 241,805,527

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3%
	ADVERTISING & MARKETING - 0.0%(b)
587	Omnicom Group, Inc.	$ 37,034
1,284	Trade Desk, Inc. (The), Class A(a)	76,719
817	ZoomInfo Technologies, Inc., Class A(a)	34,036
		147,789
	AEROSPACE & DEFENSE - 0.6%
1,719	Boeing Company(a)	208,137
729	General Dynamics Corporation	154,672
576	L3Harris Technologies, Inc.	119,710
775	Lockheed Martin Corporation	299,375
402	Northrop Grumman Corporation	189,069
4,255	Raytheon Technologies Corporation	348,313
135	Teledyne Technologies, Inc.(a)	45,558
629	Textron, Inc.	36,646
150	TransDigm Group, Inc.	78,723
		1,480,203
	APPAREL & TEXTILE PRODUCTS - 0.1%
3,682	NIKE, Inc., Class B	306,047
1,071	VF Corporation	32,034
		338,081
	ASSET MANAGEMENT - 0.5%
315	Ameriprise Financial, Inc.	79,364
1,276	Apollo Global Management, Inc.	59,334
423	BlackRock, Inc.	232,769
2,009	Blackstone, Inc.	168,153
4,420	Charles Schwab Corporation (The)	317,666
2,430	KKR & Company, Inc.	104,490
204	LPL Financial Holdings, Inc.	44,570
642	Raymond James Financial, Inc.	63,442
679	T Rowe Price Group, Inc.	71,302
		1,141,090
	AUTOMOTIVE - 1.0%
11,016	Ford Motor Company	123,379
3,738	General Motors Company	119,952
6,590	Stellantis N.V.	78,026

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	AUTOMOTIVE - 1.0% (Continued)
7,446	Tesla, Inc.(a)	$ 1,975,052
		2,296,409
	BANKING - 1.4%
20,916	Bank of America Corporation	631,663
5,826	Citigroup, Inc.	242,769
1,364	Citizens Financial Group, Inc.	46,867
2,127	Fifth Third Bancorp	67,979
513	First Republic Bank	66,972
3,895	Huntington Bancshares, Inc.	51,336
8,620	JPMorgan Chase & Company	900,789
2,834	KeyCorporation	45,401
527	M&T Bank Corporation	92,921
1,245	PNC Financial Services Group, Inc. (The)	186,028
2,899	Regions Financial Corporation	58,183
168	Signature Bank	25,368
159	SVB Financial Group(a)	53,389
3,904	Truist Financial Corporation	169,980
4,090	US Bancorp	164,909
11,463	Wells Fargo & Company	461,042
		3,265,596
	BEVERAGES - 0.7%
832	Brown-Forman Corporation, Class B	55,386
11,410	Coca-Cola Company (The)	639,188
447	Constellation Brands, Inc., Class A	102,667
2,386	Keurig Dr Pepper, Inc.	85,467
1,127	Monster Beverage Corporation(a)	98,004
4,070	PepsiCo, Inc.	664,468
		1,645,180
	BIOTECH & PHARMA - 2.7%
5,269	AbbVie, Inc.	707,152
356	Alnylam Pharmaceuticals, Inc.(a)	71,257
1,583	Amgen, Inc.	356,808
429	Biogen, Inc.(a)	114,543
583	BioMarin Pharmaceutical, Inc.(a)	49,421

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	BIOTECH & PHARMA - 2.7% (Continued)
6,368	Bristol-Myers Squibb Company	$ 452,701
2,517	Eli Lilly and Company	813,873
3,674	Gilead Sciences, Inc.	226,649
608	Horizon Therapeutics plc(a)	37,629
7,751	Johnson & Johnson	1,266,204
7,561	Merck & Company, Inc.	651,153
1,030	Moderna, Inc.(a)	121,798
16,934	Pfizer, Inc.	741,033
315	Regeneron Pharmaceuticals, Inc.(a)	216,994
929	Royalty Pharma plc, Class A	37,327
403	Seagen, Inc.(a)	55,142
752	Vertex Pharmaceuticals, Inc.(a)	217,734
4,135	Viatris, Inc.	35,230
1,339	Zoetis, Inc.	198,560
		6,371,208
	CABLE & SATELLITE - 0.2%
322	Charter Communications, Inc., Class A(a)	97,679
14,640	Comcast Corporation, Class A	429,391
447	Liberty Broadband Corporation - Series C(a)	32,989
		560,059
	CHEMICALS - 0.5%
624	Air Products and Chemicals, Inc.	145,223
344	Albemarle Corporation	90,967
216	Avery Dennison Corporation	35,143
258	Celanese Corporation	23,308
639	CF Industries Holdings, Inc.	61,504
2,137	Corteva, Inc.	122,130
2,139	Dow, Inc.	93,966
1,359	DuPont de Nemours, Inc.	68,494
427	Eastman Chemical Company	30,338
742	Ecolab, Inc.	107,160
367	FMC Corporation	38,792
741	International Flavors & Fragrances, Inc.	67,305
805	LyondellBasell Industries N.V., Class A	60,600

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	CHEMICALS - 0.5% (Continued)
993	Mosaic Company (The)	$ 47,992
710	PPG Industries, Inc.	78,590
664	Sherwin-Williams Company (The)	135,953
		1,207,465
	COMMERCIAL SUPPORT SERVICES - 0.2%
244	Cintas Corporation	94,718
591	Republic Services, Inc.	80,400
1,167	Waste Management, Inc.	186,965
		362,083
	CONSTRUCTION MATERIALS - 0.1%
180	Martin Marietta Materials, Inc.	57,976
378	Vulcan Materials Company	59,615
		117,591
	CONTAINERS & PACKAGING - 0.1%
980	Ball Corporation	47,354
306	Crown Holdings, Inc.	24,795
1,186	International Paper Company	37,596
292	Packaging Corp of America	32,789
		142,534
	DATA CENTER REIT - 0.1%
816	Digital Realty Trust, Inc.	80,931
246	Equinix, Inc.	139,935
		220,866
	DIVERSIFIED INDUSTRIALS - 0.5%
1,670	3M Company	184,535
388	Dover Corporation	45,233
1,178	Eaton Corp plc	157,098
1,729	Emerson Electric Company	126,597
3,125	General Electric Company	193,469
1,971	Honeywell International, Inc.	329,098
811	Illinois Tool Works, Inc.	146,507
		1,182,537
	E-COMMERCE DISCRETIONARY - 1.3%
26,301	Amazon.com, Inc.(a)	2,972,014

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	E-COMMERCE DISCRETIONARY - 1.3% (Continued)
1,708	eBay, Inc.	$ 62,872
387	Etsy, Inc.(a)	38,750
		3,073,636
	ELECTRIC UTILITIES - 1.0%
1,863	AES Corporation (The)	42,104
680	Alliant Energy Corporation	36,033
774	Ameren Corporation	62,346
1,555	American Electric Power Company, Inc.	134,430
1,950	CenterPoint Energy, Inc.	54,951
885	CMS Energy Corporation	51,542
1,035	Consolidated Edison, Inc.	88,762
780	Constellation Energy Corporation	64,888
2,376	Dominion Energy, Inc.	164,205
554	DTE Energy Company	63,738
2,236	Duke Energy Corporation	207,993
1,094	Edison International	61,899
624	Entergy Corporation	62,793
601	Evergy, Inc.	35,699
1,041	Eversource Energy	81,156
2,887	Exelon Corp.	108,147
1,525	FirstEnergy Corporation	56,425
5,445	NextEra Energy, Inc.	426,942
4,700	PG&E Corporation(a)	58,750
2,124	PPL Corporation	53,843
1,399	Public Service Enterprise Group, Inc.	78,666
936	Sempra Energy	140,344
3,095	Southern Company (The)	210,460
885	WEC Energy Group, Inc.	79,146
1,554	Xcel Energy, Inc.	99,456
		2,524,718
	ELECTRICAL EQUIPMENT - 0.4%
679	AMETEK, Inc.	77,005
1,733	Amphenol Corporation, Class A	116,042
2,574	Carrier Global Corporation	91,531

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
406	Cognex Corporation	$ 16,829
978	Fortive Corporation	57,017
200	Generac Holdings, Inc.(a)	35,628
2,135	Johnson Controls International plc	105,085
514	Keysight Technologies, Inc.(a)	80,883
1,180	Otis Worldwide Corporation	75,284
334	Rockwell Automation, Inc.	71,847
308	Roper Technologies, Inc.	110,769
707	Trane Technologies PLC	102,381
759	Trimble, Inc.(a)	41,191
		981,492
	ENGINEERING & CONSTRUCTION - 0.0%(b)
377	Jacobs Solutions, Inc.	40,901
431	Quanta Services, Inc.	54,905
		95,806
	ENTERTAINMENT CONTENT - 0.4%
2,150	Activision Blizzard, Inc.	159,831
837	Electronic Arts, Inc.	96,849
1,704	Paramount Global, Class B	32,444
459	Take-Two Interactive Software, Inc.(a)	50,031
5,323	Walt Disney Company (The)(a)	502,119
6,725	Warner Bros Discovery, Inc.(a)	77,338
		918,612
	FOOD - 0.3%
1,499	Conagra Brands, Inc.	48,912
1,765	General Mills, Inc.	135,217
408	Hershey Company (The)	89,952
829	Hormel Foods Corporation	37,670
311	J M Smucker Company (The)	42,735
697	Kellogg Company	48,553
2,192	Kraft Heinz Company (The)	73,103
704	McCormick & Company, Inc.	50,174
4,123	Mondelez International, Inc., Class A	226,063

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	FOOD - 0.3% (Continued)
819	Tyson Foods, Inc., Class A	$ 53,997
		806,376
	GAMING REITS - 0.0%(b)
2,737	VICI Properties, Inc.	81,699

	GAS & WATER UTILITIES - 0.0%(b)
528	American Water Works Company, Inc.	68,724
430	Atmos Energy Corporation	43,796
		112,520
	HEALTH CARE FACILITIES & SERVICES - 1.4%
488	AmerisourceBergen Corporation	66,041
712	Anthem, Inc.	323,419
868	Cardinal Health, Inc.	57,878
459	Catalent, Inc.(a)	33,213
1,743	Centene Corporation(a)	135,623
168	Charles River Laboratories International, Inc.(a)	33,062
921	Cigna Corporation	255,550
3,907	CVS Health Corporation	372,611
630	HCA Healthcare, Inc.	115,788
379	Humana, Inc.	183,887
527	IQVIA Holdings, Inc.(a)	95,461
287	Laboratory Corp of America Holdings	58,780
419	McKesson Corporation	142,406
161	Molina Healthcare, Inc.(a)	53,104
375	Quest Diagnostics, Inc.	46,009
2,761	UnitedHealth Group, Inc.	1,394,415
		3,367,247
	HEALTH CARE REIT - 0.1%
1,481	Healthpeak Properties, Inc.	33,945
1,146	Ventas, Inc.	46,035
1,301	Welltower, Inc.	83,680
		163,660
	HOME CONSTRUCTION - 0.1%
915	DR Horton, Inc.	61,624

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	HOME CONSTRUCTION - 0.1% (Continued)
723	Lennar Corporation, Class A	$ 53,900
746	Masco Corporation	34,831
9	NVR, Inc.(a)	35,884
		186,239
	HOUSEHOLD PRODUCTS - 0.6%
741	Church & Dwight Company, Inc.	52,937
353	Clorox Company (The)	45,322
2,424	Colgate-Palmolive Company	170,286
610	Estee Lauder Companies, Inc. (The), Class A	131,699
988	Kimberly-Clark Corporation	111,190
7,028	Procter & Gamble Company (The)	887,284
		1,398,718
	INDUSTRIAL REIT - 0.1%
1,142	Duke Realty Corporation	55,044
2,157	Prologis, Inc.	219,151
		274,195
	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,643	Fastenal Company	75,644
204	United Rentals, Inc.(a)	55,104
145	WW Grainger, Inc.	70,933
		201,681
	INFRASTRUCTURE REIT - 0.2%
1,313	American Tower Corporation	281,900
1,238	Crown Castle, Inc.	178,953
304	SBA Communications Corp., A	86,534
		547,387
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,136	Bank of New York Mellon Corporation (The)	82,279
1,076	CME Group, Inc.	190,592
1,021	Goldman Sachs Group, Inc. (The)	299,204
1,625	Intercontinental Exchange, Inc.	146,819
4,052	Morgan Stanley	320,148
1,026	Nasdaq, Inc.	58,154
627	Northern Trust Corporation	53,646

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.5% (Continued)
1,025	State Street Corporation	$ 62,330
		1,213,172
	INSURANCE - 1.2%
1,808	Aflac, Inc.	101,610
793	Allstate Corporation (The)	98,752
2,391	American International Group, Inc.	113,525
597	Aon plc, CLASS A	159,918
1,165	Arch Capital Group Ltd.(a)	53,054
642	Arthur J Gallagher & Company	109,923
3,801	Berkshire Hathaway, Inc., Class B(a)	1,014,943
639	Brown & Brown, Inc.	38,647
1,204	Chubb Ltd.	218,984
518	Cincinnati Financial Corporation	46,397
966	Hartford Financial Services Group, Inc. (The)	59,834
40	Markel Corporation(a)	43,369
1,454	Marsh & McLennan Companies, Inc.	217,068
1,809	MetLife, Inc.	109,951
787	Principal Financial Group, Inc.	56,782
1,702	Progressive Corporation (The)	197,789
1,148	Prudential Financial, Inc.	98,475
725	Travelers Companies, Inc. (The)	111,070
354	Willis Towers Watson plc	71,133
		2,921,224
	INTERNET MEDIA & SERVICES - 2.2%
1,036	Airbnb, Inc., CLASS A(a)	108,821
17,733	Alphabet, Inc., Class A(a)	1,696,160
15,893	Alphabet, Inc., Class C(a)	1,528,112
119	Booking Holdings, Inc.(a)	195,542
728	DoorDash, Inc., Class A(a)	36,000
486	Expedia Group, Inc.(a)	45,533
859	Match Group, Inc.(a)	41,017
7,240	Meta Platforms, Inc., Class A(a)	982,323
1,292	Netflix, Inc.(a)	304,188
350	Roku, Inc.(a)	19,740

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	INTERNET MEDIA & SERVICES - 2.2% (Continued)
3,108	Snap, Inc., Class A(a)	$ 30,521
1,758	Twitter, Inc.(a)	77,071
5,368	Uber Technologies, Inc.(a)	142,252
281	VeriSign, Inc.(a)	48,810
		5,256,090
	LEISURE FACILITIES & SERVICES - 0.6%
686	Caesars Entertainment, Inc.(a)	22,130
2,287	Carnival Corporation(a)	16,078
82	Chipotle Mexican Grill, Inc.(a)	123,226
328	Darden Restaurants, Inc.	41,433
104	Domino's Pizza, Inc.	32,261
792	Hilton Worldwide Holdings, Inc.	95,531
1,047	Las Vegas Sands Corporation(a)	39,283
435	Live Nation Entertainment, Inc.(a)	33,077
842	Marriott International, Inc., Class A	117,998
2,166	McDonald's Corporation	499,783
958	MGM Resorts International	28,472
552	Royal Caribbean Cruises Ltd.(a)	20,921
3,238	Starbucks Corporation	272,834
827	Yum! Brands, Inc.	87,943
		1,430,970
	MACHINERY - 0.3%
1,572	Caterpillar, Inc.	257,934
828	Deere & Company	276,460
197	IDEX Corporation	39,370
1,283	Ingersoll Rand, Inc.	55,503
363	Parker-Hannifin Corporation	87,959
488	Stanley Black & Decker, Inc.	36,702
571	Xylem, Inc.	49,883
		803,811
	MEDICAL EQUIPMENT & DEVICES - 1.7%
5,125	Abbott Laboratories	495,895
143	ABIOMED, Inc.(a)	35,129
853	Agilent Technologies, Inc.	103,682

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.7% (Continued)
222	Align Technology, Inc.(a)	$ 45,978
1,872	Avantor, Inc.(a)	36,691
1,652	Baxter International, Inc.	88,977
826	Becton Dickinson and Company	184,058
109	Bio-Techne Corporation	30,956
4,200	Boston Scientific Corporation(a)	162,666
157	Cooper Companies, Inc. (The)	41,432
1,914	Danaher Corporation	494,367
1,162	DexCom, Inc.(a)	93,587
1,812	Edwards Lifesciences Corporation(a)	149,726
709	Hologic, Inc.(a)	45,745
232	IDEXX Laboratories, Inc.(a)	75,586
477	Illumina, Inc.(a)	91,007
208	Insulet Corporation(a)	47,715
1,061	Intuitive Surgical, Inc.(a)	198,874
3,887	Medtronic plc	313,875
63	Mettler-Toledo International, Inc.(a)	68,300
397	PerkinElmer, Inc.	47,771
421	ResMed, Inc.	91,904
273	STERIS plc	45,394
988	Stryker Corporation	200,110
165	Teleflex, Inc.	33,241
1,147	Thermo Fisher Scientific, Inc.	581,746
169	Waters Corporation(a)	45,551
212	West Pharmaceutical Services, Inc.	52,169
649	Zimmer Biomet Holdings, Inc.	67,853
		3,969,985
	METALS & MINING - 0.1%
642	Alcoa Corporation	21,610
4,070	Freeport-McMoRan, Inc.	111,233
2,415	Newmont Corporation	101,502
		234,345

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b)
594	WP Carey, Inc.	$ 41,461

	OFFICE REIT - 0.0%(b)
505	Alexandria Real Estate Equities, Inc.	70,796
447	Boston Properties, Inc.	33,512
		104,308
	OIL & GAS PRODUCERS - 1.7%
862	APA Corporation	29,472
695	Cheniere Energy, Inc.	115,307
5,673	Chevron Corporation	815,040
3,778	ConocoPhillips	386,641
2,381	Coterra Energy, Inc.	62,192
1,862	Devon Energy Corporation	111,962
493	Diamondback Energy, Inc.	59,387
1,805	EOG Resources, Inc.	201,673
919	EQT Corporation	37,449
12,421	Exxon Mobil Corporation	1,084,477
847	Hess Corporation	92,315
6,188	Kinder Morgan, Inc.	102,968
2,133	Marathon Oil Corporation	48,163
1,590	Marathon Petroleum Corporation	157,935
2,752	Occidental Petroleum Corporation	169,110
1,349	ONEOK, Inc.	69,123
1,389	Phillips 66	112,120
670	Pioneer Natural Resources Company	145,075
612	Targa Resources Corporation - Series MLP	36,928
1,212	Valero Energy Corporation	129,502
3,608	Williams Companies, Inc. (The)	103,297
		4,070,136
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
2,862	Baker Hughes Company	59,988
2,505	Halliburton Company	61,673
4,237	Schlumberger N.V.	152,108
		273,769

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	REAL ESTATE SERVICES - 0.0%(b)
968	CBRE Group, Inc., Class A(a)	$ 65,350

	RENEWABLE ENERGY - 0.1%
377	Enphase Energy, Inc.(a)	104,606
1,425	Plug Power, Inc.(a)	29,939
		134,545
	RESIDENTIAL REIT - 0.2%
385	AvalonBay Communities, Inc.	70,913
292	Camden Property Trust	34,879
1,040	Equity Residential	69,909
179	Essex Property Trust, Inc.	43,359
1,832	Invitation Homes, Inc.	61,867
335	Mid-America Apartment Communities, Inc.	51,948
372	Sun Communities, Inc.	50,343
850	UDR, Inc.	35,454
		418,672
	RETAIL - CONSUMER STAPLES - 0.7%
1,297	Costco Wholesale Corporation	612,534
658	Dollar General Corporation	157,828
621	Dollar Tree, Inc.(a)	84,518
1,964	Kroger Company (The)	85,925
1,343	Target Corporation	199,288
2,056	Walgreens Boots Alliance, Inc.	64,558
4,151	Walmart, Inc.	538,385
		1,743,036
	RETAIL - DISCRETIONARY - 0.9%
163	Advance Auto Parts, Inc.	25,483
58	AutoZone, Inc.(a)	124,232
586	Bath & Body Works, Inc.	19,104
535	Best Buy Company, Inc.	33,887
213	Burlington Stores, Inc.(a)	23,833
430	CarMax, Inc.(a)	28,389
410	Genuine Parts Company	61,221
3,049	Home Depot, Inc. (The)	841,340

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	RETAIL - DISCRETIONARY - 0.9% (Continued)
1,884	Lowe's Companies, Inc.	$ 353,834
191	O'Reilly Automotive, Inc.(a)	134,340
1,007	Ross Stores, Inc.	84,860
3,302	TJX Companies, Inc. (The)	205,120
323	Tractor Supply Company	60,039
152	Ulta Beauty, Inc.(a)	60,981
		2,056,663
	RETAIL REIT - 0.1%
1,856	Kimco Realty Corporation	34,169
1,796	Realty Income Corporation	104,527
953	Simon Property Group, Inc.	85,532
		224,228
	SELF-STORAGE REIT - 0.1%
382	Extra Space Storage, Inc.	65,975
454	Public Storage	132,936
		198,911
	SEMICONDUCTORS - 1.7%
4,796	Advanced Micro Devices, Inc.(a)	303,875
1,555	Analog Devices, Inc.	216,674
2,566	Applied Materials, Inc.	210,232
1,149	Broadcom, Inc.	510,167
386	Entegris, Inc.	32,046
12,164	Intel Corporation	313,466
448	KLA Corporation	135,578
419	Lam Research Corporation	153,354
2,457	Marvell Technology, Inc.	105,430
1,666	Microchip Technology, Inc.	101,676
3,306	Micron Technology, Inc.	165,631
137	Monolithic Power Systems, Inc.	49,786
7,064	NVIDIA Corporation	857,498
1,291	ON Semiconductor Corporation(a)	80,468
294	Qorvo, Inc.(a)	23,347
3,464	QUALCOMM, Inc.	391,363
474	Skyworks Solutions, Inc.	40,418

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	SEMICONDUCTORS - 1.7% (Continued)
528	Teradyne, Inc.	$ 39,679
2,700	Texas Instruments, Inc.	417,906
		4,148,594
	SOFTWARE - 3.5%
1,361	Adobe, Inc.(a)	374,547
430	Akamai Technologies, Inc.(a)	34,538
261	ANSYS, Inc.(a)	57,864
627	Autodesk, Inc.(a)	117,124
314	Bill.com Holdings, Inc.(a)	41,564
782	Cadence Design Systems, Inc.(a)	127,802
830	Cloudflare, Inc., Class A(a)	45,907
613	Crowdstrike Holdings, Inc., Class A(a)	101,029
738	Datadog, Inc.(a)	65,520
634	DocuSign, Inc.(a)	33,900
2,058	Fortinet, Inc.(a)	101,110
139	HubSpot, Inc.(a)	37,547
797	Intuit, Inc.	308,694
21,323	Microsoft Corporation	4,966,128
208	MongoDB, Inc.(a)	41,300
1,617	NortonLifeLock, Inc.	32,566
419	Okta, Inc.(a)	23,829
4,488	Oracle Corporation	274,082
5,025	Palantir Technologies, Inc., Class A(a)	40,853
870	Palo Alto Networks, Inc.(a)	142,497
157	Paycom Software, Inc.(a)	51,808
2,849	Salesforce, Inc.(a)	409,800
590	ServiceNow, Inc.(a)	222,790
792	Snowflake, Inc.(a)	134,608
491	Splunk, Inc.(a)	36,923
696	SS&C Technologies Holdings, Inc.	33,234
450	Synopsys, Inc.(a)	137,480
482	Twilio, Inc., Class A(a)	33,325
105	Tyler Technologies, Inc.(a)	36,488
545	Unity Software, Inc.(a)	17,364

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	SOFTWARE - 3.5% (Continued)
413	Veeva Systems, Inc., Class A(a)	$ 68,095
699	VMware, Inc., Class A	74,416
597	Workday, Inc., Class A(a)	90,875
404	Zendesk, Inc.(a)	30,744
673	Zoom Video Communications, Inc., Class A(a)	49,526
270	Zscaler, Inc.(a)	44,380
		8,440,257
	SPECIALTY FINANCE - 0.2%
937	Ally Financial, Inc.	26,077
1,690	American Express Company	227,998
1,141	Capital One Financial Corporation	105,166
819	Discover Financial Services	74,463
1,573	Synchrony Financial	44,343
		478,047
	SPECIALTY REITS - 0.0%(b)
842	Iron Mountain, Inc.	37,023

	STEEL - 0.1%
774	Nucor Corporation	82,810
549	Steel Dynamics, Inc.	38,952
		121,762
	TECHNOLOGY HARDWARE - 3.2%
47,888	Apple, Inc.	6,618,122
707	Arista Networks, Inc.(a)	79,813
11,093	Cisco Systems, Inc.	443,720
2,215	Corning, Inc.	64,279
683	Dell Technologies, Inc., Class C	23,338
422	Garmin Ltd.	33,891
3,600	Hewlett Packard Enterprise Company	43,128
3,092	HP, Inc.	77,053
475	Motorola Solutions, Inc.	106,386
713	NetApp, Inc.	44,099
644	Seagate Technology Holdings plc	34,280
853	Western Digital Corporation(a)	27,765

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	TECHNOLOGY HARDWARE - 3.2% (Continued)
148	Zebra Technologies Corporation, Class A(a)	$ 38,777
		7,634,651
	TECHNOLOGY SERVICES - 2.0%
1,952	Accenture plc, Class A	502,250
1,233	Automatic Data Processing, Inc.	278,892
1,518	Block, Inc., Class A(a)	83,475
317	Broadridge Financial Solutions, Inc.	45,749
403	CDW Corporation/DE	62,900
1,654	Cognizant Technology Solutions Corporation, Class A	95,006
341	Coinbase Global, Inc., Class A(a)	21,991
1,154	CoStar Group, Inc.(a)	80,376
153	EPAM Systems, Inc.(a)	55,415
349	Equifax, Inc.	59,829
124	FactSet Research Systems, Inc.	49,614
1,730	Fidelity National Information Services, Inc.	130,736
1,739	Fiserv, Inc.(a)	162,718
234	FleetCor Technologies, Inc.(a)	41,224
231	Gartner, Inc.(a)	63,915
837	Global Payments, Inc.	90,438
2,650	International Business Machines Corporation	314,847
386	Leidos Holdings, Inc.	33,763
2,500	Mastercard, Inc., Class A	710,850
474	Moody's Corporation	115,234
219	MSCI, Inc.	92,372
956	Paychex, Inc.	107,273
3,425	PayPal Holdings, Inc.(a)	294,790
990	S&P Global, Inc.	302,297
522	TransUnion	31,054
433	Verisk Analytics, Inc.	73,839
4,853	Visa, Inc., Class A	862,135
		4,762,982
	TELECOMMUNICATIONS - 0.4%
20,702	AT&T, Inc.	317,569
1,863	T-Mobile US, Inc.(a)	249,959

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	TELECOMMUNICATIONS - 0.4% (Continued)
12,256	Verizon Communications, Inc.	$ 465,360
		1,032,888
	TIMBER REIT - 0.0%(b)
2,217	Weyerhaeuser Company	63,318

	TOBACCO & CANNABIS - 0.2%
5,267	Altria Group, Inc.	212,681
4,572	Philip Morris International, Inc.	379,522
		592,203
	TRANSPORTATION & LOGISTICS - 0.6%
6,353	CSX Corporation	169,244
1,950	Delta Air Lines, Inc.(a)	54,717
489	Expeditors International of Washington, Inc.	43,184
704	FedEx Corporation	104,523
232	JB Hunt Transport Services, Inc.	36,289
707	Norfolk Southern Corporation	148,223
287	Old Dominion Freight Line, Inc.	71,397
1,887	Southwest Airlines Company(a)	58,195
1,832	Union Pacific Corporation	356,910
840	United Airlines Holdings, Inc.(a)	27,325
2,159	United Parcel Service, Inc., Class B	348,765
		1,418,772
	TRANSPORTATION EQUIPMENT - 0.1%
428	Cummins, Inc.	87,102
901	PACCAR, Inc.	75,405
549	Westinghouse Air Brake Technologies Corporation	44,661
		207,168
	WHOLESALE - CONSUMER STAPLES - 0.1%
1,649	Archer-Daniels-Midland Company	132,662
451	Bunge Ltd.	37,239
1,515	Sysco Corporation	107,126
		277,027
	WHOLESALE - DISCRETIONARY - 0.0%(b)
650	Copart, Inc.(a)	69,160

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 37.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.0%(b) (Continued)
118	Pool Corporation	$ 37,549
		106,709

	TOTAL COMMON STOCKS (Cost $101,481,386)	89,694,754

	TOTAL INVESTMENTS - 37.3% (Cost $101,481,386)	$ 89,694,754
	OTHER ASSETS IN EXCESS OF LIABILITIES- 62.7%	150,760,322
	NET ASSETS - 100.0%	$ 240,455,076

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of this schedule of investments.